Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consist of the following:

	As of December 31,
	2025	2024
Furniture and office equipment	82,350,735	85,599,025
Kitchen equipment	189,690,984	213,069,648
Software	148,554,078	131,983,473
Leasehold improvements	550,222,280	591,976,672
Construction in progress	103,350	1,317,561

Property and equipment, gross	970,921,427	1,023,946,379
Less: accumulated depreciation	(523,412,042)	(436,363,031)
Less: accumulated impairment loss	(115,439,649)	(85,424,646)

Property and equipment, net	332,069,736	502,158,702